Income tax	6 Months Ended
Jun. 30, 2024
Income Tax [Line Items]
Income Taxes	Income Taxes
Loss before provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
U.S.	$(75,822)	$(73,317)
Foreign	—	—
Loss before provision for income taxes	$(75,822)	$(73,317)
The income tax expense for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Current:
Federal	$—	$—
State	21	8
Foreign	—	—
Total current income tax expense	$21	$8
Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred income tax expense	—	—
Income tax expense	$21	$8
The reconciliation between the provision for income tax expense and the amount of income tax computed by applying the U.S. federal statutory rate to income before provision for income taxes as shown in the accompanying consolidated statements of operations and other comprehensive loss for the years ended December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Tax provision at U.S. federal statutory rate	21.00%	21.00%
Nondeductible expenses	(1.62)	(0.93)
Fair value adjustments on earnout interests liability	0.14	8.22
Fair value adjustments on derivative liability	0.07	1.96
Research and development credit	1.13	3.10
State taxes, net of federal benefit	6.95	10.41
Change in valuation allowance adjustment	(27.59)	(44.79)
Other	(0.11)	1.02
Effective tax rate	(0.03)%	(0.01)%
The Company's components of deferred tax assets and liabilities for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryover	$55,792	$39,061
General business and other tax credits	6,765	5,622
Capitalized research and development	8,363	5,937
Intangible assets	2,055	2,236
Fair value adjustments	—	199
Lease liabilities	1,386	1,811
Stock based compensation	607	1,092
Business interest limitation	56	—
Inventories	1,298	1,815
Other non-current deferred tax assets	1,106	932
Subtotal	77,428	58,705
Valuation allowance	(75,306)	(54,572)
Total	$2,122	$4,133

Deferred tax liabilities:
Fixed assets	$(567)	$(998)
Operating lease right-of-use asset	(1,338)	(1,770)
Other non-current deferred tax liabilities	(217)	(1,365)
Total	$(2,122)	$(4,133)

Net deferred tax asset	$—	$—
The Company has recorded a full valuation allowance as of December 31, 2023 and 2022 since, in the judgement of management given the Company’s history of losses, the realization of these deferred tax assets was not considered more likely than not. The valuation allowance was $75.3 million and $54.6 million as of December 31, 2023 and 2022, respectively, with increases attributable to the current year’s provision. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers projected future taxable income and tax planning strategies in making this assessment.
In accordance with Internal Revenue Code Section 382 (“Section 382”) and Section 383 (“Section 383”), a corporation that undergoes an “ownership change” (generally defined as a cumulative change (by value) of more than 50% in the equity ownership of certain stockholders over a rolling three-year period) is subject to limitations on its ability to utilize its pre-change net operating losses and research and development credits to offset post-change taxable income and post-change tax liabilities, respectively. The Company’s existing net operating losses and research and development credits may be subject to limitations arising from previous ownership changes, and the ability to utilize net operating losses could be further limited by Section 382 and Section 383 of the Code. In addition, future changes in the Company’s stock ownership, some of which may be outside of the Company’s control, could result in an ownership change under Section 382 and Section 383 of the Code.
As of December 31, 2023, the Company had net operating loss carryforwards of $429.6 million. This consists of approximately $197.3 million of federal net operating losses and approximately $232.3 million of state net operating losses. The federal net operating losses have an indefinite carryforward period, and the state net operating losses may expire between 2036 and 2043.
As of December 31, 2023, the Company had research and development credit carryforwards of $7.4 million. This consists of approximately $4.6 million federal research and development credits, which will begin to expire in 2041, and approximately $2.8 million California research and development credits, which do not expire.
The Company is subject to taxation and files income tax returns with the U.S. federal government and various states. The Company currently is not under audit by the Internal Revenue Service. The Company’s 2020 California state return is currently under audit by the California Franchise Tax Board, but the Company doesn’t believe there are any uncertain tax benefits that should be reserved. The Company currently is not under audit by any other tax authorities. The Company generally is not subject to examination for tax years prior to 2018.
The Company had no unrecognized tax benefits for the years ended December 31, 2023 and 2022. Interest and penalties related to unrecognized tax benefits are recognized in operating expenses. No such interest and penalties were recognized during the years ended December 31, 2023 and 2022. The Company does not expect the amount of unrecognized tax benefits will materially change in the next twelve months.
As a result of changes made by the Tax Cuts and Jobs Act of 2017, that became effective as of January 1, 2022, the Company is now required to capitalize for tax purposes certain research and development expenses, and amortize domestic expenses over a 5 year period and foreign expenses over a 15 year period, resulting in a deferred tax asset for the capitalized amounts.
Income Taxes
The Company’s effective tax rate during the three months ended June 30, 2024 and 2023 was (0.04)% and (0.01)%, respectively. The Company’s effective tax rate during the six months ended June 30, 2024 and 2023 was (0.04)% and (0.01)%, respectively. State taxes coupled with losses not benefited resulted in an effective tax rate below the statutory tax rate of 21% for the six months ended June 30, 2024.
The Company acquired ElectraMeccanica on March 26, 2024 through a stock acquisition. The Company considered ElectraMeccanica’s operations for income tax purposes and deemed the net impact to the provision for income taxes for the six months ended June 30, 2024 immaterial.
The Company recognizes tax benefits related to positions taken, or expected to be taken, on its tax returns, only if the positions are "more-likely-than-not" sustainable. Once this threshold has been met, the Company's measurement of its expected tax benefits is recognized in its financial statements. The Company does not have any uncertain tax positions that meet this threshold as of June 30, 2024 and December 31, 2023.
The Company is subject to taxation and files income tax returns with the U.S. federal government and various states, as well as Canada and China. The Company’s 2020 California state return is currently under examination by the California Franchise Tax Board, but the Company does not believe there are any uncertain tax benefits that should be reserved. The Company is not currently under examination by any other tax authorities. The Company generally is not subject to examination for tax years prior to 2018.
At June 30, 2024, the Company's deferred income taxes were in a net asset position mainly due to deferred tax assets generated by net operating losses. The Company assesses the likelihood that its deferred tax assets will be realized. A full review of all positive and negative evidence needs to be considered, including the Company's current and past performance, the market environments in which the Company operates, the utilization of past tax credits, the length of carryback and carryforward periods, and tax planning strategies that might be implemented. Management believes that, based on a number of factors, it is more likely than not that all or some portion of the deferred tax assets may not be realized; accordingly, the Company has provided a valuation allowance against its net deferred tax assets at June 30, 2024 and December 31, 2023.
ElectraMeccanica Vehicles Corp
Income Tax [Line Items]
Income Taxes	Income tax
Loss before income taxes consisted of the following:

	December 31, 2023	December 31, 2022
Canadian operations	$(30,999,187)	$(90,933,403)
U.S. operations	(26,464,823)	(32,734,055)
Other operations	(117,190)	(7,501)
	$(57,581,200)	$(123,674,959)
Provisions for federal, foreign and state income taxes in the consolidated statements of operations consisted of the following components:

	Year ended December 31, 2023	Year ended December 31, 2022
Current expense:
State	$1,000	$23,554
Current expense and total income tax expense	$1,000	$23,554
The Company’s effective tax rate was 27% for the years ended December 31, 2023 and 2022. The following summary reconciles income taxes at the statutory rate of 27% applicable for all periods presented to the Company’s actual income tax expense:

	Year ended December 31, 2023	Year ended December 31, 2022
Income taxes at statutory rate	$(15,546,924)	$(33,392,239)
Increase (decrease) in taxes resulting from:
Non-deductible business expenses	1,188,512	651,693
Tax effects attributable to foreign operations	2,344	150
Change in estimates	(232,497)	1,332,196
Share issue costs and other	(20,442)	56,869
Change in valuation allowance	14,610,007	31,374,885
Income tax expense	$1,000	$23,554
The temporary differences that give rise to significant portion of the deferred tax assets and liabilities are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforwards	$66,623,318	$49,865,691
Capital Loss	861,300	—
Federal tax credit carryforwards	819,504	—
Inventory	3,561,379	2,216,526
R&D expenditure	3,532,061	2,599,268
Lease liability	247,843	680,539
Property, plant and equipment	4,423,257	1,898,663
Share issue costs	740,396	1,393,210
Scientific research and experimental development expenditures	696,474	696,474
Other assets / liabilities	3,568,240	8,870,158
Stock based compensation	2,256,939	1,410,199
Deferred tax asset, gross	87,330,711	69,630,728
Valuation allowance	86,078,486	67,597,167
Deferred tax assets, net	$1,252,225	$2,033,561

Deferred tax liabilities
Cloud computing assets	$(1,020,671)	$(1,391,825)
Lease assets	(231,554)	(641,736)
Deferred tax liabilities	$(1,252,225)	$(2,033,561)

Net deferred tax assets (liabilities)	$—	$—
As of December 31, 2023, the Company had approximately $214,959,640 of non-capital loss carryforwards in Canada with expiration dates between 2034 and 2043 and approximately $30,784,428 of non-capital loss carryforwards in United States that can be carried forward indefinitely until used. The Company has provided a valuation allowance against the full amount of such losses, which the Company does not expect to utilize.